Term Loans - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 16, 2021	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2021	Aug. 31, 2019	Aug. 31, 2018
Debt Instrument [Line Items]
Ceiling limit of maximum percentage amount to be paid on aggregate principal amount	5.50%											5.50%
Debt Instrument, Maturity Date	Feb. 01, 2023
Number of shares subject to each warrant		364,786		364,786		364,786		364,786
Class of warrants, Exercise price per share		$ 0.514		$ 0.514		$ 0.514		$ 0.514
Warrants expire date	Aug. 31, 2028					Mar. 19, 2031		Mar. 19, 2031
Effective interest rate		6.50%						6.50%
Unamortized debt discounts				$ 1,432		$ 1,432
Long term debt debt gross				20,000		20,000
Long term det net of unamortized debt discounts		$ 13,000						$ 13,000
Repayment of term loans						13,940		$ 2,000
Payment of accrued interest on term loan						37,000
Loss on debt extinguishment						492
Prepayment fees paid in respect of term loan						100
Interest Rate Floor [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread		3.25%
prepayment was made prior to the first anniversary of the effective date of the LSA [Member]
Debt Instrument [Line Items]
Prepayment fee as a percentage of the outstanding principal		2.00%
prepayment was made after the first anniversary of the effective date of the LSA [Member]
Debt Instrument [Line Items]
Prepayment fee as a percentage of the outstanding principal		1.00%
Less Than One Year From The Date Of Loan Agreement [Member]
Debt Instrument [Line Items]
Prepayment fee as a percentage of the outstanding principal			3.00%
Greater Than One Year And Less Than Two Years From The Date Of Loan Agreement [Member]
Debt Instrument [Line Items]
Prepayment fee as a percentage of the outstanding principal			2.00%
Later Than Two Years And Not Later Than Three Years From The Date Of Loan Agreement [Member]
Debt Instrument [Line Items]
Prepayment fee as a percentage of the outstanding principal			1.00%
Later Than Three Years From The Date Of Loan Agreement [Member]
Debt Instrument [Line Items]
Prepayment fee as a percentage of the outstanding principal			0.00%
Prime Rate [Member]
Debt Instrument [Line Items]
Effective interest rate		1.50%						1.50%
Series C Preferred Stock [Member]
Debt Instrument [Line Items]
Number of shares subject to each warrant	486,381
Class of warrants, Exercise price per share	$ 0.514
Debt Instrument, Term Loan A [Member]
Debt Instrument [Line Items]
Effective interest rate		9.10%						9.10%
Debt Instrument, Term Loan B. [Member]
Debt Instrument [Line Items]
Effective interest rate		9.00%						9.00%
Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum borrowing amount												$ 20,000
Loan and Security Agreement [Member] | Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Unamortized debt discounts		$ 200						$ 200
Long term debt debt gross		13,000						13,000
Long term det net of unamortized debt discounts		$ 12,900						12,900
Interest expense including amortization of debt discount				$ 0	$ 300	$ 200	$ 700	$ 1,300	$ 1,400
Loan and Security Agreement [Member] | Oxford Finance LLC [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 30,000
Loan and Security Agreement [Member] | Oxford Finance LLC [Member] | Warrants To Purchase To Series C Redeemable Convertible Stock [Member]
Debt Instrument [Line Items]
Class of warrants, Exercise price per share			$ 0.514							$ 0.514
Class of warrants or rights number of securities covered by the warrants or rights			389,105
Class of warrants or rights maturity date				May 19, 2031		May 19, 2031
Loan and Security Agreement [Member] | Debt Instrument, Term Loan A [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current borrowing amount												7,500
Loan and Security Agreement [Member] | Debt Instrument, Term Loan A [Member] | Oxford Finance LLC [Member]
Debt Instrument [Line Items]
Unamortized debt discounts			$ 1,500
Long term debt debt gross				$ 20,000		$ 20,000
Long term det net of unamortized debt discounts				18,600		18,600
Interest expense including amortization of debt discount				$ 480,000		$ 549,000
Debt instrument, face amount			$ 20,000
Cut off date before which the interest on the term loan shall be paid		May 01, 2023	May 01, 2023
Extended cut off date before which the interest on term loan shall be paid		May 01, 2024	May 01, 2024
Term loan final payment as a percentage of the amount funded			5.50%
Long term debt maturity date		Mar. 18, 2026	Mar. 18, 2026					Mar. 18, 2026
Long term debt variable interest rate percentage			7.70%	7.70%		7.70%
Debt instrument variable interest rate spread			4.45%
Loan and Security Agreement [Member] | Debt Instrument, Term Loan A [Member] | Oxford Finance LLC [Member] | Debt Instrument Sub Tranche One [Member]
Debt Instrument [Line Items]
Proceeds from long term debt net of issuance costs						$ 12,500		$ 12,500
Loan and Security Agreement [Member] | Debt Instrument, Term Loan A [Member] | Oxford Finance LLC [Member] | Debt Instrument Sub Tranche Two [Member]
Debt Instrument [Line Items]
Proceeds from long term debt net of issuance costs						$ 7,400		$ 7,400
Loan and Security Agreement [Member] | Debt Instrument, Term Loan B. [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current borrowing amount											$ 7,500	7,500
Loan and Security Agreement [Member] | Debt Instrument, Term Loan B. [Member] | Oxford Finance LLC [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 10,000
Number of days within which a portion of term loan will be available subject to achievement of milestone		45 days	45 days
Date on or before which a portion of term loan will be available subject to achievement of milestone		May 31, 2022	May 31, 2022
Loan and Security Agreement [Member] | Debt Instrument, Term Loan C [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current borrowing amount												$ 5,000
Loan and Security Agreement [Member] | Debt Instrument Term Loan A And B [Member] | Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Repayment of term loans			$ 11,500
Term loan final payment			$ 800
Term loan final payment as a percentage of the original principal amount			1.00%